CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 23,278	$ 32,030
Time deposits maturing over three months	11,258	8,684
Marketable securities (note 3)	5,303	6,168
Available-for-sale securities (note 4)	1,643	1,586
Accounts receivable, less allowances for doubtful accounts of $574 and $534 at March 31, 2013 and 2014, respectively	7,926	8,291
Inventories (note 5)	11,012	11,376
Prepaid expenses and other current assets (note 6)	1,474	1,152
Total current assets	61,894	69,287
Property, plant and equipment, net (note 7)	38,742	42,694
Deferred income tax assets (note 10)		192
Goodwill (note 8)		392
Total assets	100,636	112,565
Current liabilities:
Accounts payable	2,665	3,144
Accrued payroll and employee benefits	4,391	4,133
Customer deposits	1,780	1,254
Other accrued liabilities (note 9)	1,237	1,260
Income taxes payable	262	592
Deferred income tax liabilities (note 10)	691	606
Total current liabilities	11,026	10,989
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 16,801,810 and 17,031,810 shares issued as of March 31, 2013 and 2014; 16,387,648 and 16,056,239 shares outstanding as of March 31, 2013 and 2014	53,063	52,443
Treasury stock at cost; 414,162 and 975,571 shares as of March 31, 2013 and 2014 (note 14)	(2,513)	(1,102)
Additional paid-in capital	7,806	7,933
Accumulated other comprehensive income	5,345	5,288
Retained earnings	25,909	37,014
Total shareholders' equity	89,610	101,576
Total liabilities and shareholders' equity	$ 100,636	$ 112,565